UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2005

Item 1. Schedule of Investments.
CALVERT IMPACT FUND
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 95.5%	Shares	Value
Advertising Agencies - 3.7%
Advo, Inc.	31,700	$893,306

Auto Parts — After Market - 2.3%
Commercial Vehicle Group, Inc.*	29,400	552,132

Banks — Outside New York City - 2.8%
Glacier Bancorp, Inc.	22,500	676,125

Chemicals - 2.5%
Airgas, Inc.	18,100	595,490

Communications Technology - 2.9%
Anixter International, Inc.	18,100	708,072

Computer — Services, Software & Systems - 3.8%
Dendrite International, Inc.*	63,800	919,358

Consumer Products - 5.4%
American Greetings Corp.	26,400	580,008
Matthews International Corp.	20,100	731,841

		1,311,849

Diversified Financial Services - 5.1%
Bisys Group, Inc.*	44,900	629,049
Jones Lang LaSalle, Inc.	12,100	609,235

		1,238,284

Diversified Materials & Processing - 3.7%
Acuity Brands, Inc.	27,900	887,220

Education Services - 3.0%
Corinthian Colleges, Inc.*	62,300	733,894

Financial Data Processing Services - 3.0%
Jack Henry & Associates, Inc.	37,700	719,316

Foods - 4.4%
Lance, Inc.	56,700	1,056,321

Healthcare Services - 2.8%
Apria Healthcare Group, Inc.*	28,200	679,902

Insurance — Multi-Line - 9.5%
Assured Guaranty Ltd.	38,100	967,359
Hilb, Rogal, & Hobbs Co.	18,700	720,137
Markel Corp.*	1,900	602,395

		2,289,891

Investment Management Companies - 7.0%
Affiliated Managers Group, Inc.*	10,600	850,650
Waddell & Reed Financial, Inc.	40,100	840,897

		1,691,547

Medical & Dental — Instruments & Supplies - 4.8%
Invacare Corp.	11,700	368,433
Sybron Dental Specialties, Inc.*	20,000	796,200

		1,164,633

Office Furniture & Business Equipment - 2.5%
Steelcase, Inc.	38,400	607,872

Publishing — Miscellaneous - 3.5%
Banta Corp.	16,800	836,640

Publishing — Newspapers - 2.9%
Journal Register Co.	47,300	707,135

Radio & Television Broadcasters - 6.5%
Entercom Communications Corp.*	25,300	750,651
Radio One, Inc., Class D*	78,800	815,580

		1,566,231

Restaurants - 2.0%
Ruby Tuesday, Inc.	18,400	476,376

Services — Commercial - 8.3%
Brink’s Co.	11,500	550,965
Sabre Holdings Corp.	30,000	723,300
Standard Parking Corp.*	37,200	726,888

		2,001,153

Textile Products - 3.1%
Interface, Inc.*	91,800	754,596

Total Equity Securities (Cost $23,430,262)		23,067,343

TOTAL INVESTMENTS (Cost $23,430,262) - 95.5%		23,067,343
Other assets and liabilities, net - 4.5%		1,090,128

Net Assets - 100%		$24,157,471

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 96.3%	Shares	Value
Advertising Agencies - 5.4%
Harte-Hanks, Inc.	26,600	$701,974
Omnicom Group, Inc.	6,600	561,858

		1,263,832

Banks — Outside New York City - 2.9%
Marshall & Ilsley Corp.	15,600	671,424

Chemicals - 2.0%
Airgas, Inc.	14,200	467,180

Computer — Services, Software & Systems - 1.5%
Dendrite International, Inc.*	24,100	347,281

Drug & Grocery Store Chains - 2.2%
CVS Corp.	19,600	517,832

Financial Data Processing Services - 5.7%
Fair Isaac Corp.	10,400	459,368
Jack Henry & Associates, Inc.	45,900	875,772

		1,335,140

Financial Information Services - 2.5%
D & B Corp.*	8,700	582,552

Financial Miscellaneous - 4.5%
MBIA, Inc.	17,400	1,046,784

Foods - 2.4%
H.J. Heinz Co.	16,500	556,380

Healthcare Management Services - 4.5%
IMS Health, Inc.	42,400	1,056,608

Healthcare Services - 7.3%
Lincare Holdings, Inc.*	19,700	825,627
Omnicare, Inc.	15,600	892,632

		1,718,259

Household Equipment & Products - 2.0%
Black & Decker Corp.	5,300	460,888

Insurance — Multi-Line - 7.7%
Assured Guaranty Ltd.	36,700	931,813
Markel Corp.*	2,800	887,740

		1,819,553

Investment Management Companies - 10.1%
Affiliated Managers Group, Inc.*	13,800	1,107,450
Eaton Vance Corp.	14,900	407,664
T. Rowe Price Group, Inc.	11,800	849,954

		2,365,068

Medical & Dental — Instruments & Supplies - 2.9%
Sybron Dental Specialties, Inc.*	17,300	688,713

Miscellaneous Equipment - 2.5%
W.W. Grainger, Inc.	8,200	583,020

Office Furniture & Business Equipment - 3.4%
Steelcase, Inc.	51,200	810,496

Publishing — Miscellaneous - 3.0%
Meredith Corp.	13,500	706,590

Publishing — Newspapers - 3.6%
McClatchy Co.	14,400	851,040

Radio & Television Broadcasters - 2.5%
Entercom Communications Corp.*	19,800	587,466

Restaurants - 1.9%
Ruby Tuesday, Inc.	17,200	445,308

Retail - 2.6%
Saks, Inc.*	36,000	606,960

Securities Brokers & Services - 1.8%
Legg Mason, Inc.	3,600	430,884

Services — Commercial - 11.4%
Brink’s Co.	16,100	771,351
Manpower, Inc.	18,400	855,600
Sabre Holdings Corp.	43,900	1,058,429

		2,685,380

Total Equity Securities (Cost $21,654,157)		22,604,638

Total Investments (Cost $21,654,157) - 96.3%		22,604,638
Other assets and liabilities, net - 3.7%		859,539

Net Assets - 100%		$23,464,177

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 95.3%	Shares	Value
Banks — Outside New York City - 1.5%
State Street Corp.	110,300	$6,115,032
US Bancorp	161,300	4,821,257

		10,936,289

Biotechnology — Research & Production - 3.3%
Amgen, Inc.*	186,900	14,738,934
Genzyme Corp. — General Division*	116,900	8,274,182

		23,013,116

Communications Technology - 6.8%
America Movil, SA de CV (ADR)	288,000	8,426,880
Cisco Systems, Inc.*	205,000	3,509,600
Juniper Networks, Inc.*	250,133	5,577,966
Motorola, Inc.	556,500	12,571,335
NCR Corp.*	236,800	8,036,992
Qualcomm, Inc.	235,000	10,123,800

		48,246,573

Computer — Services, Software & Systems - 7.2%
Adobe Systems, Inc.	236,600	8,744,736
Affiliated Computer Services, Inc.*	112,300	6,645,914
Amdocs Ltd.*	254,500	6,998,750
Autodesk, Inc.	159,900	6,867,705
BMC Software, Inc.*	310,000	6,351,900
Citrix Systems, Inc.*	67,600	1,945,528
Cognizant Technology Solutions Corp.*	132,800	6,686,480
Infosys Technologies Ltd. (ADR)	71,000	5,741,060
Symantec Corp.*	80,600	1,410,500

		51,392,573

Computer Technology - 6.7%
Apple Computer, Inc.*	210,500	15,132,845
Hewlett-Packard Co.	419,600	12,013,148
Nvidia Corp.*	160,000	5,849,600
SanDisk Corp.*	232,700	14,618,214

		47,613,807

Consumer Electronics - 3.2%
Garmin Ltd.	93,100	6,177,185
Harman International Industries, Inc.	44,200	4,324,970
Yahoo!, Inc.*	308,600	12,090,948

		22,593,103

Diversified Financial Services - 2.6%
Chicago Mercantile Exchange Holdings, Inc.	18,300	6,725,067
Goldman Sachs Group, Inc.	90,000	11,493,900

		18,218,967

Diversified Materials & Processing - 0.8%
Armor Holdings, Inc.*	131,600	5,612,740

Diversified Production - 0.4%
Danaher Corp.	52,600	2,934,028

Drug & Grocery Store Chains - 1.2%
Walgreen Co.	37,700	1,668,602
Whole Foods Market, Inc.	85,800	6,640,062

		8,308,664

Drugs & Pharmaceuticals - 6.3%
Allergan, Inc.	103,600	11,184,656
Bristol-Myers Squibb Co.	303,300	6,969,834
Gilead Sciences, Inc.*	254,300	13,383,809
Johnson & Johnson	51,744	3,109,814
Teva Pharmaceutical Industries Ltd. (ADR)	240,800	10,356,808

		45,004,921

Electronics — Medical Systems - 1.7%
Medtronic, Inc.	208,900	12,026,373

Electronics — Semiconductors / Components - 6.7%
Intel Corp.	493,300	12,312,768
Jabil Circuit, Inc.*	197,700	7,332,693
Linear Technology Corp.	163,700	5,904,659
Marvell Technology Group Ltd.*	202,700	11,369,443
Texas Instruments, Inc.	325,100	10,425,957

		47,345,520

Financial Data Processing Services - 2.1%
Fiserv, Inc.*	169,200	7,321,284
Paychex, Inc.	204,200	7,784,104

		15,105,388

Financial Information Services - 1.6%
Moody’s Corp.	188,900	11,602,238

Healthcare Services - 2.8%
Express Scripts, Inc.*	77,100	6,460,980
WellPoint, Inc.*	168,300	13,428,657

		19,889,637

EQUITY SECURITIES - 95.3%	Shares	Value
Home Building - 0.7%
Pulte Homes, Inc.	128,900	5,073,504

Household Equipment & Products - 1.0%
Black & Decker Corp.	77,800	6,765,488

Identification Control & Filter Devices - 1.8%
Agilent Technologies, Inc.*	384,600	12,803,334

Insurance — Life - 1.7%
Prudential Financial, Inc.	166,600	12,193,454

Insurance — Multi-Line - 2.9%
Cigna Corp.	37,200	4,155,240
Hartford Financial Services Group, Inc.	42,600	3,658,914
Safeco Corp.	51,200	2,892,800
St. Paul Travelers Co.’s, Inc.	217,500	9,715,725

		20,422,679

Insurance — Property & Casualty - 2.4%
Chubb Corp.	97,300	9,501,345
WR Berkley Corp.	154,800	7,371,576

		16,872,921

Machinery — Industrial / Specialty - 0.8%
Illinois Tool Works, Inc.	66,700	5,868,933

Machinery — Oil Well Equipment & Services - 1.0%
Cal Dive International, Inc.*	198,400	7,120,576

Medical & Dental — Instruments & Supplies - 0.1%
Stryker Corp.	19,300	857,499

Metal Fabricating - 0.9%
Tenaris SA (ADR)	57,400	6,572,300

Multi-Sector Companies - 0.2%
3M Co.	17,700	1,371,750

Oil — Crude Producers - 4.7%
Chesapeake Energy Corp.	240,900	7,643,757
EOG Resources, Inc.	159,200	11,680,504
Pioneer Natural Resources Co.	132,700	6,803,529
XTO Energy, Inc.	157,066	6,901,480

		33,029,270

Oil — Integrated International - 0.7%
EnCana Corp.	114,300	5,161,788

Railroads - 1.4%
Canadian National Railway Co.	123,900	9,910,761

Real Estate - 0.6%
Brookfield Asset Management, Inc.	90,200	4,539,766

Rent & Lease Services — Construction - 1.1%
WESCO International, Inc.*	183,000	7,819,590

Restaurants - 1.0%
Starbucks Corp.*	241,600	7,250,416

Retail - 7.0%
Bed Bath & Beyond, Inc.*	198,500	7,175,775
Fastenal Co.	186,100	7,293,259
Home Depot, Inc.	302,700	12,253,296
Lowe’s Co.’s, Inc.	70,500	4,699,530
Nordstrom, Inc.	290,100	10,849,740
Office Depot, Inc.*	198,000	6,217,200
Staples, Inc.	37,050	841,406

		49,330,206

Savings & Loans - 0.8%
Washington Mutual, Inc.	129,300	5,624,550

Securities Brokers & Services - 3.4%
Charles Schwab Corp.	771,200	11,313,504
Franklin Resources, Inc.	133,200	12,522,132

		23,835,636

Services — Commercial - 1.3%
Getty Images, Inc.*	106,500	9,507,255

Soaps & Household Chemicals - 0.2%
Procter & Gamble Co.	19,300	1,117,084

Transportation Miscellaneous - 0.8%
C.H. Robinson Worldwide, Inc.	160,000	5,924,800

Utilities — Gas Distribution - 1.5%
Kinder Morgan, Inc.	53,800	4,946,910
Questar Corp.	70,100	5,306,570

		10,253,480

Utilities — Telecommunications - 2.4%
AT&T, Inc.	297,400	7,283,326
BellSouth Corp.	352,800	9,560,880

	15,547,093	16,844,206

Total Equity Securities (Cost $584,599,261)		675,915,183

	Principal
Certificates of Deposit - 0.0%	Amount

One United Bank, 3.04%, 8/22/06 (b)(k)	$100,000	99,750
Shore Bank & Trust Co., 2.85%, 2/11/06 (b)(k)	100,000	99,770

Total Certificates of Deposit (Cost $200,000)		199,520

U.S. Government Agencies and Instrumentalities - 4.0%

Federal Home Loan Bank Discount Notes, 1/3/06	28,400,000	28,394,635

Total U.S. Government Agencies and Instrumentalities (Cost $28,394,635)		28,394,635

TOTAL INVESTMENTS (Cost $613,193,896) - 99.3%		704,509,338
Other assets and liabilities, net - 0.7%		4,586,557

Net Assets - 100%		$709,095,895

*	Non income producing security
Abbreviations:
ADR: American Depository Receipt
(b) This security was valued by the Board of Directors. See note A.
(k) These certificates of deposit are fully insured by agencies of the federal government.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, and Calvert Mid Cap Value Fund, each a series of Calvert Impact Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Large Cap Growth Fund sold 6,667 shares (“initial shares”) valued at $100,000, to Calvert Asset Management Company, Inc., the Fund’s investment advisor. The Large Cap Growth Fund began operations on October 31, 2000 and offers Class A, Class B, Class C, and Class I shares. The Small Cap Value and Mid Cap Value Funds began operations on October 1, 2004 and each offers Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2005, securities valued at $199,520 or 0.0% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2005, and net realized capital loss carryforwards as of September 30, 2005 with expiration dates:

	Large Cap Growth	Small Cap Value	Mid Cap Value
Federal income tax cost of investments	$613,263,705	$23,540,374	$21,698,661

Unrealized appreciation	98,166,087	936,513	1,283,574
Unrealized depreciation	6,920,454	1,409,544	377,597
Net unrealized appreciation/ (depreciation)	91,245,633	(473,031)	905,977
Capital Loss Carryforwards

Expiration Date	Large Cap Growth
30-Sep-10	$1,085,600
30-Sep-11	3,057,676

$4,143,276

Capital losses may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	March 1, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	March 1, 2006